UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05506

College and University Facility Loan Trust Two
(Exact name of registrant as specified in charter)

c/o U.S. Bank One Federal Street, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

James Byrnes US Bank Corporate Trust Services One Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code:		617-603-6442

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2007

Item 1. Schedule of Investments

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

SCHEDULE OF INVESTMENTS

August 31, 2007

(Dollar Amounts in Thousands)

				Internal
Outstanding		Stated		Rate of	Amortized
Principal		Interest	Maturity	Return % (A)	Cost (Notes
Balance	Description	Rate %	Date	(Unaudited)	1 and 2)

	COLLEGE AND UNIVERSITY LOANS (93.9%)
	ALABAMA
$1,285	Alabama Agricultural and Mechanical University	3.000	05/01/2018	10.27	$952
1,455	Auburn University	3.000	12/01/2018	9.16	1,033
60	Huntingdon College	3.000	10/01/2008	10.60	57
435	University of Alabama in Birmingham	3.000	11/01/2008	7.97	419
	CALIFORNIA
121	Azusa Pacific University	3.750	04/01/2015	10.88	92
125	California Polytechnic State University	3.000	11/01/2007	10.05	123
660	California State University	3.000	11/01/2013	8.93	552
1,843	California State University	3.000	11/01/2019	8.99	1,334
319	Lassen Junior College District	3.000	04/01/2020	10.27	212
196	Occidental College	3.000	10/01/2019	10.41	132
1,050	University Student Co-Operative Association	3.000	04/01/2019	10.70	697
100	West Valley College	3.000	04/01/2009	10.50	91
	COLORADO
260	Regis College (Denver)	3.000	11/01/2012	10.47	214
	DELAWARE
99	Wesley College	3.375	05/01/2013	10.88	81
444	University of Delaware	3.000	12/01/2018	8.81	319
	FLORIDA
65	Embry-Riddle Aeronautical University	3.000	09/01/2007	10.64	63
61	Florida Institute of Technology	3.000	11/01/2009	10.53	56
65	University of Central Florida	3.000	10/01/2007	10.08	64
1,155	University of Florida	3.000	07/01/2014	10.15	867
	GEORGIA
90	Emmanuel College	3.000	11/01/2013	10.45	72
70	LaGrange College	3.000	03/01/2009	11.06	63
254	Mercer University	3.000	05/01/2014	10.58	200
325	Morehouse College	3.000	07/01/2010	10.50	273
596	Paine College	3.000	10/01/2016	10.45	436
	ILLINOIS
490	Concordia College	3.000	05/01/2019	10.65	327
780	Sangamon State University	3.000	11/01/2018	10.12	557
	INDIANA
137	Taylor University	3.000	10/01/2012	10.50	113
446	Taylor University	3.000	10/01/2013	10.49	358
2,800	Vincennes University	3.000	06/01/2023	9.02	1,797
	IOWA
186	Simpson College	3.000	07/01/2016	10.58	129

				Internal
Outstanding		Stated		Rate of	Amortized
Principal		Interest	Maturity	Return % (A)	Cost (Notes
Balance	Description	Rate %	Date	(Unaudited)	1 and 2)

	KANSAS
$20	Fort Hays State University	3.000	10/01/2007	10.08	$20
	KENTUCKY
111	Georgetown College	3.000	12/01/2008	10.04	101
270	Georgetown College	3.000	12/01/2009	10.05	237
16	Spalding University	3.000	09/01/2007	10.66	16
180	Transylvania University	3.000	11/01/2010	10.51	159
	MARYLAND
166	Hood College	3.625	11/01/2014	10.54	133
1,238	Morgan State University	3.000	11/01/2014	10.56	958
	MASSACHUSETTS
185	Hampshire College	3.000	07/01/2013	10.75	142
693	Hampshire College	3.000	02/01/2014	10.70	529
118	Brandeis University	3.000	11/01/2011	10.64	100
535	College of the Holy Cross	3.625	10/01/2013	10.60	441
1,996	Northeastern University	3.000	05/01/2018	10.53	1,396
213	Springfield College	3.500	05/01/2013	10.67	177
1,723	Tufts University	3.000	10/01/2021	10.39	1,105
405	Wheaton College	3.500	04/01/2013	10.70	326
9	Wheelock College	3.000	05/01/2011	10.23	7
	MICHIGAN
34	Albion College	3.000	10/01/2009	10.56	32
	MINNESOTA
169	College of Saint Thomas	3.000	11/01/2009	10.53	154
407	College of Santa Fe	3.000	10/01/2018	10.43	286
310	MacAlester College	3.000	05/01/2020	10.46	207
	MISSISSIPPI
869	Hinds Junior College	3.000	04/01/2013	10.42	713
432	Millsaps College	3.000	11/01/2021	10.34	279
1,100	Mississippi State University	3.000	12/01/2020	9.64	726
	MISSOURI
157	Drury College	3.000	04/01/2015	10.63	120
170	Drury College	3.000	10/01/2010	10.75	149
	MONTANA
186	Carroll College	3.750	06/01/2014	10.46	142
107	Carroll College	3.000	06/01/2018	10.15	73
	NEW HAMPSHIRE
93	New England College	3.000	04/01/2016	10.77	67
	NEW JERSEY
1,110	Fairleigh Dickinson University	3.000	11/01/2017	10.39	793
350	Newark Beth Israel Hospital	3.625	01/01/2014	11.06	270

				Internal
Outstanding		Stated		Rate of	Amortized
Principal		Interest	Maturity	Return % (A)	Cost (Notes
Balance	Description	Rate %	Date	(Unaudited)	1 and 2)

$990	Rider College	3.625	11/01/2013	10.42	$810
272	Rider College	3.000	05/01/2017	10.70	192
410	Rutgers, The State University	3.750	05/01/2016	9.19	325
	NEW YORK
365	Daemen College	3.000	04/01/2016	10.77	263
695	D’Youville College	3.000	04/01/2018	10.90	472
935	Hofstra University	3.000	11/01/2012	10.61	770
204	Long Island University	3.000	11/01/2009	10.69	185
290	Long Island University	3.625	06/01/2014	10.49	219
419	Memorial Hospital for Cancer and Allied Diseases	3.375	04/01/2012	10.68	351
161	Utica College	3.000	11/01/2009	10.53	147
	NORTH CAROLINA
62	Catawba College	3.000	12/01/2009	10.27	54
250	Elizabeth City State University	3.000	10/01/2017	10.02	181
288	Saint Mary’s College	3.000	06/01/2020	10.14	189
75	University of North Carolina	3.000	01/01/2008	9.50	71
	OHIO
15	Rio Grande College	3.000	03/30/2009	10.93	13
102	University of Steubenville	3.125	04/01/2010	10.98	87
435	Wittenberg University	3.000	05/01/2015	10.76	324
158	Wittenberg University	3.000	11/01/2017	10.39	113
10	Wooster Business College	3.000	03/30/2009	10.88	9
	OREGON
509	George Fox College	3.000	07/01/2018	10.64	349
55	Linfield College	3.000	10/01/2017	10.44	39
	PENNSYLVANIA
313	Albright College	3.000	11/01/2015	10.23	243
60	Carnegie-Mellon University	3.000	05/01/2009	10.73	55
642	Carnegie-Mellon University	3.000	11/01/2017	10.51	457
640	Drexel University	3.500	05/01/2014	10.53	509
320	Gannon University	3.000	11/01/2011	10.49	273
150	Gannon University	3.000	12/01/2022	10.13	92
129	Lycoming College	3.625	05/01/2014	10.64	102
185	Lycoming College	3.750	05/01/2015	10.62	143
113	Moravian College	3.375	11/01/2012	10.52	94
1,728	Philadelphia College of Art	3.000	01/01/2022	10.62	1,055
310	Saint Vincent College	3.500	05/01/2013	10.86	249
197	Seton Hill College	3.625	11/01/2014	10.53	156
780	Villanova University	3.000	04/01/2019	10.70	517

				Internal
Outstanding		Stated		Rate of	Amortized
Principal		Interest	Maturity	Return % (A)	Cost (Notes
Balance	Description	Rate %	Date	(Unaudited)	1 and 2)

$246	York Hospital	3.000	05/01/2020	10.64	$161
	SOUTH CAROLINA
1,314	Benedict College	3.000	11/01/2020	10.36	869
192	Morris College	3.000	11/01/2009	10.53	175
	TENNESSEE
198	Cumberland University	3.000	08/01/2017	10.52	134
133	Hiwassee College	3.000	09/15/2018	10.58	92
	TEXAS
205	Houston Tillotson College	3.500	04/01/2014	10.90	160
70	Southern Methodist University	3.000	10/01/2007	10.61	68
1,435	Southwest Texas State University	3.000	10/01/2015	9.51	1,116
962	Stephen F. Austin State University	3.375-3.500	10/01/2012	9.57	818
141	Texas A & I University	3.000	07/01/2009	9.57	123
245	Texas Southern University	3.500	04/01/2013	10.45	198
462	University of Saint Thomas	3.000	10/01/2019	10.41	311
	VERMONT
79	Champlain College	3.000	12/01/2013	10.19	61
947	Saint Michael’s College	3.000	05/01/2013	10.60	768
55	Vermont State College	3.000	06/01/2008	9.02	49
132	Vermont State College	3.000	07/01/2014	9.30	102
	VIRGINIA
365	James Madison University	3.000	06/01/2009	10.49	313
278	Lynchburg College	3.750	05/01/2015	10.64	218
415	Lynchburg College	3.000	05/01/2018	10.68	287
173	Mary Baldwin College	3.375	05/01/2012	10.68	145
405	Marymount University	3.000	05/01/2016	10.52	305
2,038	Norfolk State University	3.000	12/01/2021	9.77	1,304
90	Randolph-Macon College	3.000	05/01/2010	10.72	81
270	Saint Paul’s College	3.000	11/01/2014	10.56	209
942	Virginia Commonwealth University	3.000	06/01/2011	10.01	772
90	Virginia Wesleyan College	3.000	11/01/2009	10.54	84
76	Virginia Wesleyan College	3.000	11/01/2010	10.51	67
	WASHINGTON
118	Seattle University	3.000	11/01/2008	10.55	112
	WEST VIRGINIA
141	Bethany College	3.375	11/01/2012	10.54	120
185	Bethany College	3.000	11/01/2017	10.40	132
245	Bethany College	3.000	11/01/2012	10.40	202
10	Wheeling College	3.000	11/01/2007	10.59	10

				Internal
Outstanding		Stated		Rate of	Amortized
Principal		Interest	Maturity	Return % (A)	Cost (Notes
Balance	Description	Rate %	Date	(Unaudited)	1 and 2)

	WISCONSIN
$248	Carroll College	3.750	03/01/2015	10.93	$188
345	Marian College	3.000	10/01/2016	10.45	252
	DISTRICT OF COLUMBIA
2,058	Georgetown University	3.000	11/01/2020	10.36	1,359
5,380	Georgetown University	4.000	11/01/2020	10.52	3,749
	PUERTO RICO
8	Inter American University of Puerto Rico	3.000	09/01/2007	10.66	8
1,455	Inter American University of Puerto Rico	3.000	01/01/2017	10.94	1,017
639	University of Puerto Rico, Rio Piedras Campus	3.000	06/01/2011	9.39	532
64,401	Total College and University Loans				47,320

	Allowance for Loan Losses				932

	Net Loans of the Trust				46,388

	INVESTMENT AGREEMENTS (6.1%)
1,947	JP Morgan Chase Bank - Liquidity Fund	7.750	06/01/2018	7.750	1,947
1,071	JP Morgan Chase Bank - Revenue Fund	7.050	06/01/2018	7.050	1,071
3,018	Total Investment Agreements				3,018
$67,419	Total Investments (100.0)%				$49,406

(A) Represents the rate of return based on the contributed cost and the amortization to maturity.

Item 2. Controls and Procedures

(a)          Not applicable to the registrant.

(b)         Not applicable to the registrant.

Item 3. Exhibits.

The following exhibits are attached to this Form N-Q:

1)     Certification by the registrant’s Owner Trustee, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), is attached.

2)     Annual Compliance Statement of the Servicer, Capmark Finance, Inc. is attached.

3)     Capmark reports pursuant to section 1301, 1302, 1303, 1304, 1306 and 1307 of the servicer agreement.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	College and University Facility Loan Trust Two

By (Signature and Title)*	/s/ James Byrnes Vice President

Date	October 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James Byrnes Vice President

Date	October 30, 2007

* Print the name and title of each signing officer under his or her signature.